CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	$ 4,094	$ 9,844	$ (6,205)
Realized foreign currency translation adjustments from subsidiary	(421)
Foreign currency translation adjustments	684	(589)	1,226
Total comprehensive income (loss)	4,357	9,255	(4,979)
Add - comprehensive loss attributable to non-controlling interests			(24)
Comprehensive income (loss) attributable to Magal shareholders'	$ 4,357	$ 9,255	$ (5,003)